Lease liabilities and right-of-use assets	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Lease liabilities and right-of-use assets
19.	Lease liabilities and right-of-use assets
The Group’s lease environment includes rental of office space across different locations of operation in
Egypt
, Kenya, Pakistan, and United Arab Emirates.
Office leases
The Group has leased office space across different locations of operations with lease terms ranging from 1 – 5 years. The Group has determined the non-cancellable
lease term for individual leases based on the requirements under IFRS 16 and considering the options available to extend the lease agreement or not to terminate the lease agreements.
Lease term
The Group’s contractual arrangements with the lessors generally contain lease term extension and early termination options that are to be mutually agreed upon between the lessor and the Group. Certain other leased office spaces contractually allow the lease agreement to be extended or terminated beyond the non-cancellable
period solely upon the Group’s
discretion.
Low value leases

The

Group has not identified any low value leases for the year ended 31 December 2021 and 31 December 2020.
1 9 .1	Right-of-use assets

	At 31 December
In USD	2021	2020

Balance as at 1 January	863,645	1,110,486
Additions during the year	3,737,469	116,968
Depreciation charge for the year	(541,218)	(363,809)

Balance as at 31 December	4,059,896	863,645

1 9 .2	Lease liabilities

	At 31 December
In USD	2021	2020

Balance as at 1 January	928,583	1,147,309
Additions during the year	3,716,327	116,968
Accretion of interest	140,184	83,804
Repayments	(622,573)	(419,498)

Balance as at 31 December	4,162,521	928,583

Maturity analysis

	At 31 December
In USD	2021	2020

Less than one year (current)	1,201,204	302,719
One to five years (non-current)	2,961,317	625,864

Lease liabilities as at 31 December	4,162,521	928,583

Amounts recognised in the consolidated statement of comprehensive income:

	At 31 December
In USD	2021	2020

Interest expense on lease liabilities	(140,184)	(83,804)
Depreciation for right-of-use assets	(541,218)	(363,809)

	(681,402)	(447,613)